Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Overlay Shares Large Cap Equity ETF | Overlay Shares Large Cap Equity ETF Class
Prospectus [Line Items]
Annual Return [Percent]	27.66%	27.86%	(22.06%)	32.23%	19.65%
Overlay Shares Small Cap Equity ETF | Overlay Shares Small Cap Equity ETF Class
Prospectus [Line Items]
Annual Return [Percent]	11.05%	17.36%	(20.06%)	30.01%	12.40%
Overlay Shares Foreign Equity ETF | Overlay Shares Foreign Equity ETF Class
Prospectus [Line Items]
Annual Return [Percent]	6.33%	15.62%	(17.94%)	9.67%	2.59%
Overlay Shares Hedged Large Cap Equity ETF | Overlay Shares Hedged Large Cap Equity ETF Class
Prospectus [Line Items]
Annual Return [Percent]	18.42%	17.14%	(16.18%)
Overlay Shares Core Bond ETF | Overlay Shares Core Bond ETF Class
Prospectus [Line Items]
Annual Return [Percent]	3.80%	7.08%	(16.81%)	1.01%	9.04%
Overlay Shares Short Term Bond ETF | Overlay Shares Short Term Bond ETF Class
Prospectus [Line Items]
Annual Return [Percent]	7.45%	7.70%	(9.66%)
Overlay Shares Municipal Bond ETF | Overlay Shares Municipal Bond ETF Class
Prospectus [Line Items]
Annual Return [Percent]	3.57%	7.13%	(11.30%)	3.84%	6.58%